Derivative Instruments - Additional Information (Detail) CAD in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2014 USD ($) Interest_Rate_Swaps	Oct. 31, 2014 USD ($) Interest_Rate_Swaps	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CAD
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency forward contract notional amount			$ 9,230.0
Number of forward starting interest rate swaps | Contract			3
Foreign currency derivatives, premium			$ 59.9
Gain (Loss) Recognized in Other operating expenses (income), net			(290.9)		$ (8.7)
Operating (Income) Expense [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Gain (Loss) Recognized in Other operating expenses (income), net					8.4
Maximum [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency forward contract notional amount			138.3
Fixed Income Interest Rate [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency forward contract notional amount			115.0
Variable Income Interest Rate [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency forward contract notional amount			$ 200.0
Forward-Starting Interest Rate Swaps [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Number of forward starting receive-variable | Interest_Rate_Swaps	6
Cross-currency rate swaps, maturity date		Mar. 31, 2021	Mar. 31, 2021
Foreign currency forward contract notional amount		$ 6,750.0			2,300.0
Number of sequential interest rate swap | Interest_Rate_Swaps	6
Number of mirror interest rate swaps | Interest_Rate_Swaps		6
Forward-Starting Interest Rate Swaps [Member] | 2014 Term Loan Facility [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Cross-currency rate swaps, maturity date			Apr. 01, 2015
Forward-Starting Interest Rate Swaps [Member] | Floating Rate Debt Beginning 2015 [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency forward contract notional amount					1,000.0
Forward-Starting Interest Rate Swaps [Member] | Floating Rate Debt Beginning 2016 [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency forward contract notional amount					$ 1,300.0
Interest Rate Caps [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Cross-currency rate swaps, maturity date				Oct. 19, 2016
Foreign currency forward contract notional amount	$ 6,733.1			$ 1,200.0
Forward interest swaps maturity period				6 years
Cross Currency Interest Rate Contract [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Cross-currency rate swaps, maturity date			Sep. 28, 2017
Foreign currency forward contract notional amount			$ 315.0
Cross Currency Interest Rate Contract [Member] | Minimum [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Outstanding cross currency rate swaps			3.948%
Cross Currency Interest Rate Contract [Member] | Maximum [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Outstanding cross currency rate swaps			6.525%
Cross Currency Interest Rate Contract [Member] | Canadian Dollar [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency forward contract notional amount | CAD						CAD 5,641.7
Cross Currency Interest Rate Contract [Member] | Canadian Dollar [Member] | Minimum [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Outstanding cross currency rate swaps			4.802%
Cross Currency Interest Rate Contract [Member] | Canadian Dollar [Member] | Maximum [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Outstanding cross currency rate swaps			7.002%
Cross Currency Interest Rate Contract [Member] | United States Dollar [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Cross-currency rate swaps, maturity date			Mar. 31, 2021
Foreign currency forward contract notional amount			$ 5,000.0
Foreign Exchange Option [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency derivatives, outstanding			9,000.0			9,971.8
Foreign currency derivatives, premium			59.9
Cross-currency Rate Swaps [Member]
Commodity Hedging Contracts And Other Derivatives [Line Items]
Foreign currency derivatives, outstanding			$ 5,230.0			CAD 5,635.3